Subsequent Events - Additional Information (Detail)		1 Months Ended	6 Months Ended
	May 01, 2018	Jul. 31, 2019 EUR (€) m²	Jun. 30, 2019
Disclosure of Events After Reporting Period [line items]
Operating lease term of lease agreement	5 years		2 years
Non adjusting event [member]
Disclosure of Events After Reporting Period [line items]
Square meter of office space under lease agreement | m²		5,070
Operating lease term of lease agreement		10 years
Leases commencement period		Mid-2022
Operating lease termination period		20 years
Description of additional renewal term		The Lease will renew for two 5-year terms following the initial term
Estimated initial rent per annum | €		€ 1,323,780
Minimum consumer price index (CPI) change for rent amount change		3.00%